Share-Based Payments - Summary of Information on Warrants Activity (Detail) - Warrants [member]	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options and awards [Line Items]
Option exercisable, beginning balance	469,436	315,928
Warrants exercisable, granted	0	0
Warrants exercisable, exercised	0	0
Warrants exercisable, forfeited or expired	0	0
Option exercisable, ending balance	687,252	469,436	315,928
Weighted- average exercise price per share, beginning balance	€ 28.80	€ 23.00
Weighted- average exercise price per share, granted	0	0
Weighted- average exercise price per share, exercised	0	0
Weighted- average exercise price per share, forfeited or expired	0	0
Weighted- average exercise price per share, ending balance	€ 27.74	€ 28.80	€ 23.00
Option outstanding, beginning balance	1,100,969	1,027,261
Warrants outstanding, granted	0	240,000
Warrants outstanding, exercised	(1,867)	(126,179)
Warrants outstanding, forfeited or expired	(180,175)	(40,113)
Option outstanding, ending balance	918,927	1,100,969	1,027,261
Weighted average exercise price per share, beginning balance	€ 27.23	€ 25.91
Remaining Average Useful Life	7 years 2 months 19 days	8 years 2 months 12 days	7 years 9 months 10 days
Weighted average exercise price per share, granted	€ 0.00	€ 24.34
Weighted average exercise price per share, exercised	6.16	13.75
Weighted average exercise price per share, forfeited or expired	29.95	18.67
Weighted average exercise price per share, ending balance	€ 26.74	€ 27.23	€ 25.91